Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 1,520	$ 33
Prepaid expenses and other current assets, net	29,879	7,198
Investment in subsidiaries	1,879	5,943
TOTAL ASSETS	33,278	13,174
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	678	335
Warrant liabilities	50	947
Total liabilities	728	1,282
Shareholders’ equity
Additional paid in capital	233,014	208,701
Accumulated deficit	(200,475)	(196,819)
Total shareholders’ equity	32,550	11,892
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	33,278	13,174
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	6	5
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	$ 5	$ 5